Investment in Associates (Tables)	6 Months Ended
Jun. 30, 2022
Investment in Associates
Schedule of movements in investment in associates

June 30, 2022
As of January 1, 2022	23,508
Additions	103
Share of profit of associates	935
As of June 30, 2022	24,546